Warrants - Disclosure of detailed information about warrants, activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) Warrant $ / shares shares	Dec. 31, 2018 CAD ($) Warrant $ / shares shares
Warrants [Abstract]
Number of warrants, outstanding, beginning of period | Warrant	11,195,500	11,195,500
Warrants outstanding, amount, beginning of period | $	$ 30,901	$ 30,901
Warrants outstanding, weighted average exercise price, beginning of period | $ / shares	$ 27.61	$ 27.61
Number of warrants expired during period | shares	(5,715,500)	0
Warrants expired, amount, during period | $	$ (12,829)	$ 0
Warrants expired during the period, weighted average exercise price | $ / shares	$ 19.08	$ 0
Number of warrants, outstanding, end of period | Warrant	5,480,000	11,195,500
Warrants outstanding, amount end of period | $	$ 18,072	$ 30,901
Warrants outstanding, weighted average exercise price, end of period | $ / shares	$ 36.50	$ 27.61